Operating Segments (Details) $ in Thousands	6 Months Ended	12 Months Ended
	Oct. 31, 2023 USD ($) Segments	Apr. 30, 2023 USD ($)	Apr. 30, 2022 USD ($)	Apr. 30, 2021 USD ($)	May 01, 2020 USD ($)
Operating Segments [Line Items]
Number of operating segments (in Segments) | Segments	4
Revenue from customers	$ 8,673	$ 33,066	$ 25,271	$ 25,251
Non-current assets	86,934	164,105	31,263	52,651	$ 26,928
HONG KONG
Operating Segments [Line Items]
Non-current assets	69,871	70,236	4	6
SINGAPORE
Operating Segments [Line Items]
Non-current assets	16,775	24,597	12,129	14,250
CANADA
Operating Segments [Line Items]
Non-current assets		64,102
External Customers [Member] | HONG KONG
Operating Segments [Line Items]
Revenue from customers				24,950
External Customers [Member] | SINGAPORE
Operating Segments [Line Items]
Revenue from customers				$ 301
Customer [Member] | HONG KONG
Operating Segments [Line Items]
Revenue from customers	4,536	31,736	25,158
Customer [Member] | SINGAPORE
Operating Segments [Line Items]
Revenue from customers	70	223	$ 113
Customer [Member] | CANADA
Operating Segments [Line Items]
Revenue from customers	$ 4,067	$ 1,107